SUPPLEMENT TO CLASS A PROSPECTUS OF BLACKROCK EQUITY PORTFOLIO AND
                   BLACKROCK U.S. GOVERNMENT INCOME PORTFOLIO
                          OF MET INVESTORS SERIES TRUST


I.       BlackRock Equity Portfolio

         Proposed Fund Reorganization

         On June 5, 2001, the Board of Trustees of Met Investors Series Trust approved a proposal to reorganize BlackRock Equity Portfolio ("BlackRock Equity") into Met/Putnam Research Portfolio ("Putnam Research"), a Portfolio with substantially similar investment objectives, strategies and risks. If the shareholders of BlackRock Equity approve the proposal, BlackRock Equity will liquidate by transferring substantially all of its assets to Putnam Research. Shareholders of BlackRock Equity will receive shares of Putnam Research equal in value to their shares of BlackRock Equity as of the date of the reorganization, which is proposed to take place on or about October 8, 2001. Shareholders of record of BlackRock Equity as of August 17, 2001 are scheduled to vote on the proposal at a special meeting of shareholders to be held on October 5, 2001. Shareholders of record of BlackRock Equity as of August 17, 2001 will be mailed information detailing the proposal on or about August 27, 2001.


II.      BlackRock U.S. Government Income Portfolio

         Proposed Fund Reorganization

         On June 5, 2001, the Board of Trustees of Met Investors Series Trust unanimously approved a proposal to reorganize BlackRock U.S. Government Income Portfolio ("BlackRock Government") into PIMCO Total Return Portfolio ("PIMCO Total Return"), a Portfolio with similar investment objectives, strategies and risks. If the shareholders of BlackRock Government approve the proposal, BlackRock Government will liquidate by transferring substantially all of its assets to PIMCO Total Return. Shareholders of BlackRock Government will receive shares of PIMCO Total Return equal in value to their shares of BlackRock Government as of the date of the reorganization, which is proposed to take place on or about October 8, 2001. Shareholders of record of BlackRock Government as of August 17, 2001 are scheduled to vote on the proposal at a special meeting of shareholders to be held on October 5, 2001. Shareholders of record of BlackRock Government as of August 17, 2001 will be mailed information detailing the proposal on or about August 27, 2001.


August 1, 2001